Document and Entity Information	12 Months Ended
Jun. 30, 2026 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2026
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	001-38857
Entity Registrant Name	SANGRIX INC.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	160 Robinson Road
Entity Address, Address Line Two	12F, SBF Center
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	068914
Title of 12(g) Security	Class A Ordinary Shares, par value $0.0003 per share
Trading Symbol	SGRX
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001735556
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	HTL International, LLC
Auditor Firm ID	7000
Auditor Location	Houston, Texas
Class A Ordinary Shares
Document Information
Entity Common Stock, Shares Outstanding	733,246
Class B Ordinary Shares
Document Information
Entity Common Stock, Shares Outstanding	13,796
Business Contact
Document Information
Contact Personnel Name	Jinghai Jiang
City Area Code	347
Local Phone Number	556-4747
Contact Personnel Email Address	ir@sangrix.ai
Entity Address, Address Line One	160 Robinson Road
Entity Address, Address Line Two	12F, SBF Center
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	068914